Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0001895249
Registrant Name	ConnectM Technology Solutions, Inc.
Registration File Number	333-292769
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES